Document And Entity Information	Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0002046216
Document Type	SP 15D2
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	Beta FinTech Holdings Limited
Amendment Flag	false